Expense Example {- Fidelity® Contrafund®} - 12.31 Fidelity Contrafund K PRO-07 - Fidelity® Contrafund® - Fidelity Contrafund-Class K	Mar. 01, 2021 USD ($)
Expense Example:
1 year	$ 80
3 years	249
5 years	433
10 years	$ 966